SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Sep. 09, 2023	Mar. 31, 2024	Mar. 31, 2023	Jul. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Product Information [Line Items]
Credit Card Receivables		$ 50,000.00	$ 500,000
Cash and Due from Banks		400,000	1,300,000
Allowance for obsolete inventory		1,600,000	1,800,000
Tax Credit Carryforward, Amount				$ 1,800,000
Origination fee				24,000
Proceeds from Notes Payable		1,175,251
Other Assets					$ 1,000,000
Deferred Revenue		80,404	113,896			$ 344,071
Sales Commissions and Fees		3,700,000	5,800,000
Share-Based Payment Arrangement, Expense		$ 148,267	160,225
Employee Benefits and Share-Based Compensation			13,207
Stock based compensation fully vested			$ 194,004
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage		100.00%	99.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration Risk, Percentage		53.00%	49.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers and Independent Distributors [Member]
Product Information [Line Items]
Concentration Risk, Percentage		95.00%	91.00%
Purchases [Member] | Supplier Concentration Risk [Member] | Third Party [Member]
Product Information [Line Items]
Concentration Risk, Percentage		84.00%	92.00%
Foreign Currency [Member] | Customer Concentration Risk [Member] | Customers and Independent Distributors [Member]
Product Information [Line Items]
Concentration Risk, Percentage		95.00%	93.00%
Services Offered on Subscription Basis [Member]
Product Information [Line Items]
Deferred Revenue		$ 37,774	$ 80,528			70,968
Customers Right of Return [Member]
Product Information [Line Items]
Deferred Revenue		24,703	26,894			63,890
Customer Loyalty Points [Member]
Product Information [Line Items]
Deferred Revenue		$ 19,326	$ 25,493			$ 68,287
Building Improvements [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life		39 years
Furniture and Fixtures [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Office Equipment [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Computer Equipment [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Leasehold Improvements [Member]
Product Information [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		Useful Life, Shorter of Lease Term or Asset Utility [Member]
Bridge Loan [Member]
Product Information [Line Items]
Loans Payable				$ 1,200,000
Proceeds from Notes Payable	$ 1,180,000